SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Soon Aik Global Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties	[1]	$ 3,140
PT Heavy Machindo Diesel [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties	[2]	45
EU Group Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties	[3]	9
Kiwami Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties	[2]	1
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties		$ 3,195

[1]	Soon Aik as the controlling shareholder of the Company
[2]	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd, and Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan.
[3]	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..